UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           December 31, 2005
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             02/09/06
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         111
                                             -------------------------

Form 13F Information Table Value Total:      $  385,313
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER                 TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
       --------------                  CLASS     CUSIP    (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
                                     -------     -----     ---------   --------  ---  ----  ----------  -------- ----   ------  ----

21st Century Ins Group                  COM        90130N103     262       16200   SH          SOLE               16200
ABM Industries, Inc.                    COM        000957100    2785      142455   SH          SOLE              142455
Adaptec, Inc.                           COM        00651F108    2166      372135   SH          SOLE              372135
Alcoa, Inc.                             COM        013817101    5883      198963   SH          SOLE              198963
Allied Capital, Inc.                    COM        01903Q108    6466      220154   SH          SOLE              220154
Altria                                  COM        02209S103     201        2692   SH          SOLE                2692
American Axle & Mfg                     COM        024061103    2638      143895   SH          SOLE              143895
American Italian Pasta                  COM        027070101    1124      165245   SH          SOLE              165245
Anheuser-Busch Cos., Inc.               COM        035229103    2274       52925   SH          SOLE               52925
Apogee Enterprises                      COM        037598109    2680      165250   SH          SOLE              165250
Apria Healthcare Group Com              COM        037933108    3130      129810   SH          SOLE              129810
Arkansas Best Corp                      COM        040790107    3981       91130   SH          SOLE               91130
Armor Holdings Inc.                     COM        042260109    3692       86560   SH          SOLE               86560
Arvinmeritor, Inc.                      COM        043353101    3324      230995   SH          SOLE              230995
Ashland, Inc.                           COM        044209104    6293      108690   SH          SOLE              108690
Assurant Inc.                           COM        04621X108     436       10021   SH          SOLE               10021
Bank of America                         COM        060505104    5853      126817   SH          SOLE              126817
Bank of New York                        COM        064057102    4200      131876   SH          SOLE              131876
BB&T Corp.                              COM        054937107     638       15220   SH          SOLE               15220
Bear Stearns                            COM        073902108    6019       52103   SH          SOLE               52103
Beazer Homes USA, Inc.                  COM        07556Q105    4329       59433   SH          SOLE               59433
Blyth, Inc.                             COM        09643P108    2657      126813   SH          SOLE              126813
Boston Scientific Corp.                 COM        101137107    3483      142235   SH          SOLE              142235
Briggs & Stratton Corp.                 COM        109043109    5708      147155   SH          SOLE              147155
Brunswick Corp.                         COM        117043109    1960       48200   SH          SOLE               48200
Brush Engineered Materials              COM        117421107    1835      115400   SH          SOLE              115400
Cigna Corp.                             COM        125509109    7917       70880   SH          SOLE               70880
Clark Inc.                              COM        181457102    2288      172665   SH          SOLE              172665
Coca Cola Co.                           COM        191216100     206        5099   SH          SOLE                5099
Comerica, Inc.                          COM        200340107    5080       89504   SH          SOLE               89504
Conagra Foods                           COM        205887102     327       16100   SH          SOLE               16100
Convergys Corp                          COM        212485106    4454      281023   SH          SOLE              281023
Cooper Cos                              COM        216648402    1750       34105   SH          SOLE               34105
Countrywide Financial Corp.             COM        222372104    5079      148544   SH          SOLE              148544
Crane Co.                               COM        224399105    3426       97126   SH          SOLE               97126
CTS Corp.                               COM        126501105    3289      297345   SH          SOLE              297345
Curtiss Wright                          COM        231561101    1888       34585   SH          SOLE               34585
Diebold, Inc.                           COM        253651103    4383      115353   SH          SOLE              115353
Dionex Corp.                            COM        254546104    1627       33160   SH          SOLE               33160
Donnelley & Sons Co                     COM        257867101    6318      184674   SH          SOLE              184674
DTE Energy Co.                          COM        233331107    5801      134312   SH          SOLE              134312
Duke Energy Corp.                       COM        264399106     254        9240   SH          SOLE                9240
Eaton Corp.                             COM        278058102    5153       76808   SH          SOLE               76808
Elkcorp                                 COM        287456107    4031      119756   SH          SOLE              119756
Everest Re Group LTD Com                COM        G3223R108    6811       67871   SH          SOLE               67871
Exxon Mobile Corp.                      COM        30231g102     778       13848   SH          SOLE               13848
Federal National Mortgage Asso          COM        313586109    2627       53814   SH          SOLE               53814
FirstEnergy Corp.                       COM        337932107    6952      141912   SH          SOLE              141912
FirstMerit Corp. Com                    COM        337915102    3270      126216   SH          SOLE              126216
Freds, Inc.                             COM        356108100    2055      126290   SH          SOLE              126290
Friedman Billings                       COM        358434108    1852      187030   SH          SOLE              187030
G B & T Bancshares Inc.                 COM        361462104     249       11615   SH          SOLE               11615
Gannett, Inc.                           COM        364730101    3098       51140   SH          SOLE               51140
General Electric Co.                    COM        369604103     314        8955   SH          SOLE                8955
Goodrich Corp.                          COM        382388106    6311      153556   SH          SOLE              153556
H&R Block                               COM        093671105    2661      108380   SH          SOLE              108380
HCC Ins Hldgs Inc. Com                  COM        404132102    4116      138677   SH          SOLE              138677
Headwaters Inc.                         COM        42210p102    4910      138530   SH          SOLE              138530
Helen of Troy, Ltd.                     COM        G4388N106    1890      117295   SH          SOLE              117295
Ishares TR                         MSCI EMERG MKT  464287234     296        3350   SH          SOLE                3350
Ishares TR                         MSCI EMU INDEX  464286608     556        7160   SH          SOLE                7160
Ishares TR                           MSCI JAPAN    464286848     492       36385   SH          SOLE               36385
John H. Harland Co.                     COM        412693103    2537       67470   SH          SOLE               67470
Johnson Controls, Inc.                  COM        478366107    8072      110719   SH          SOLE              110719
Jones Apparel Group, Inc.               COM        480074103    5362      174559   SH          SOLE              174559
K2, Inc.                                COM        482732104    3168      313305   SH          SOLE              313305
Kellwood Co.                            COM        488044108    2633      110275   SH          SOLE              110275
Koninklijke Philips Electronic          COM        500472303    4383      140924   SH          SOLE              140924
Libbey Inc.                             COM        529898108    1760      172240   SH          SOLE              172240
LSI Logic Corp.                         COM        502161102    6548      818453   SH          SOLE              818453
Main Street Bank, Inc.                  COM        56034R102     288       10580   SH          SOLE               10580
Manitowoc, Inc.                         COM        563571108    5010       99767   SH          SOLE               99767
Marsh & McLennan                        COM        571748102    1552       48877   SH          SOLE               48877
McKesson, Inc.                          COM        58155Q103    4147       80379   SH          SOLE               80379
Olin Corp                               COM        680665205    2694      136870   SH          SOLE              136870
Orbotech Ltd                            COM        m75253100    4634      193325   SH          SOLE              193325
Owens Illinois Inc. New                 COM        690768403    3517      167176   SH          SOLE              167176
Pfizer, Inc.                            COM        717081103    5551      238027   SH          SOLE              238027
Plantronics, Inc.                       COM        727493108    2121       74945   SH          SOLE               74945
Polaris Industries, Inc.                COM        731068102    3951       78705   SH          SOLE               78705
PPG Industries                          COM        693506107    5904      101972   SH          SOLE              101972
Quest Diagnostics, Inc.                 COM        74834L100    3193       62017   SH          SOLE               62017
Regions Financial                       COM        758940100     862       25238   SH          SOLE               25238
Regis Corp.                             COM        758932107    3044       78915   SH          SOLE               78915
Reinsurance Group Amer Inc              COM        759351109    3694       77350   SH          SOLE               77350
Royal Bank of Canada                    COM        780087102     371        4755   SH          SOLE                4755
Ruby Tuesday Inc.                       COM        781182100    2118       81795   SH          SOLE               81795
Sabre Holdings Corp                     COM        785905100    3820      158450   SH          SOLE              158450
Safeway, Inc.                           COM        786514208    4497      190053   SH          SOLE              190053
Sara Lee Corp.                          COM        803111103    5711      302185   SH          SOLE              302185
Smithfield Foods, Inc.                  COM        832248108     318       10400   SH          SOLE               10400
St. Paul Travelers                      COM        792860108    5866      131310   SH          SOLE              131310
Standex International Corp.             COM        854231107    3640      131129   SH          SOLE              131129
Stewart Enterprises                     COM        860370105      97       17840   SH          SOLE               17840
Streettracks Ser Tr                 WILSHIRE REIT  86330E604    1134       16800   SH          SOLE               16800
Suntrust Banks, Inc.                    COM        867914103     568        7809   SH          SOLE                7809
Superior Industries Internatio          COM        868168105    1531       68785   SH          SOLE               68785
Telefonos de Mexico SA             SPON ADR ORD L  879403780    8272      335175   SH          SOLE              335175
Timken Co.                              COM        887389104    4104      128178   SH          SOLE              128178
Tyco International, Ltd.                COM        902124106    5155      178626   SH          SOLE              178626
Unitedhealth Group                      COM        91324P102    8044      129444   SH          SOLE              129444
Universal Corp.                         COM        913456109    3708       85525   SH          SOLE               85525
US Bancorp                              COM        902973304    6526      218347   SH          SOLE              218347
USX-Marathon Group                      COM        565849106    1551       25444   SH          SOLE               25444
UTStarCom Inc.                          COM        918076100    4162      516430   SH          SOLE              516430
VF Corp.                                COM        918204108    6431      116212   SH          SOLE              116212
Wachovia Corp. New                      COM        929903102    9458      178926   SH          SOLE              178926
Washington Federal, Inc.                COM        938824109    3665      159400   SH          SOLE              159400
Washington Mutual, Inc.                 COM        939322103    5199      119521   SH          SOLE              119521
Webster Financial Corp.                 COM        947890109    2933       62535   SH          SOLE               62535
Wyeth                                   COM        983024100    5283      114677   SH          SOLE              114677

REPORT SUMMARY           111 DATA RECORDS                   $385,313           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

